Changes in the Company structure - Divestment projects (Details) - USD ($) $ in Millions	Jul. 17, 2024	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025
Changes in the Company structure
Asset classified as held for sale		$ 2,015	$ 1,560	$ 4,276	$ 2,550
Liabilities classified as held for sale		1,268	$ 1,212	$ 5,728	$ 1,758
Renaissance JV (formerly "SPDC JV")
Changes in the Company structure
Asset classified as held for sale		1,471
Liabilities classified as held for sale		$ 1,109
TotalEnergies EP Nigeria Ltd | Chappal Energies | Renaissance JV (formerly "SPDC JV")
Changes in the Company structure
Percentage of interest agreed to be sold	10.00%